UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Frederick G. Lautz; Quarles & Brady LLP, 411 East Wisconsin Avenue, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12—12-14 of Regulation S-X [17 CFR 210.12-12—12-14]. The schedules need not be audited.

SELECT VALUE FUND - SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

COMMON STOCKS (97.1%)	SHARES	VALUE
Aerospace & Defense (1.9%)
General Dynamics Corp.	140,000	$10,808,000
Auto Components (2.2%)
Johnson Controls, Inc.	369,000	12,173,310
Capital Markets (7.0%)
Raymond James Financial, Inc.	555,000	14,840,700
The Bank of New York Mellon Corp.	458,200	14,149,216
Morgan Stanley	340,000	9,958,600

		38,948,516
Commercial Banks (7.5%)
BB&T Corporation	380,000	12,308,200
PNC Financial Services Group, Inc.	205,000	12,238,500
Canadian Western Bank (CAD)(a)	429,000	10,221,829
Investors Bancorp, Inc.(b)	555,426	7,331,623

		42,100,152
Communications Equipment (2.3%)
ADTRAN, Inc.	478,000	12,595,300
Construction & Engineering (3.8%)
EMCOR Group, Inc.(b)	435,000	10,714,050
MasTec, Inc.(b)	831,000	10,478,910

		21,192,960
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	290,000	7,493,600
Electric Utilities (2.0%)
Hawaiian Electric Industries, Inc.	505,000	11,337,250
Electrical Equipment (2.1%)
ABB, Ltd. (ADR)(b)	535,000	11,684,400
Electronic Equipment & Instruments (6.0%)
Benchmark Electronics, Inc.(b)	555,000	11,510,700
Tyco Electronics, Ltd.	410,000	11,266,800
Avnet, Inc.(b)	350,000	10,500,000

		33,277,500
Energy Equipment & Services (5.6%)
Tidewater Inc.	252,000	11,912,040
Patterson-UTI Energy, Inc.	785,100	10,967,847
ShawCor, Ltd., (Class A) (CAD)(a)	300,000	8,311,918

		31,191,805
Food & Staples Retailing (5.7%)
CVS Caremark Corp.	341,600	12,488,896
Safeway, Inc.	440,000	10,938,400
Walgreen Co.	221,000	8,196,890

		31,624,186
Food Products (1.8%)
Hormel Foods Corp.	235,000	9,872,350
Health Care Equipment & Supplies (3.6%)
Covidien, Ltd.	230,000	11,564,400
Stryker Corp.	150,000	8,583,000

		20,147,400
Health Care Providers & Services (1.2%)
Universal American Corp.(b)	435,000	6,707,700
Household Durables (1.1%)
Whirlpool Corp.	72,100	6,290,725
Insurance (6.3%)
Torchmark Corp.	235,000	12,574,850
Unum Group	485,000	12,013,450
Selective Insurance Group, Inc.	645,000	10,707,000

		35,295,300
Machinery (2.1%)
Timken Co.	392,200	11,769,922
Marine (1.5%)
Kirby Corporation(b)	225,000	8,583,750

Metals & Mining (2.6%)
Alcoa, Inc.		600,000	8,544,000
Gammon Gold Inc. (CAD)(a)(b)		812,000	5,812,278

			14,356,278
Multi-Utilities (3.5%)
Integrys Energy Group, Inc.		225,000	10,660,500
MDU Resources Group, Inc.		425,000	9,171,500

			19,832,000
Oil, Gas & Consumable Fuels (7.4%)
Southern Union Co.		443,300	11,246,521
Overseas Shipholding Group, Inc.		250,000	9,807,500
Anadarko Petroleum Corp.		128,000	9,322,240
Cimarex Energy Co.		107,000	6,353,660
Cabot Oil & Gas Corp.		120,000	4,416,000

			41,145,921
Pharmaceuticals (7.8%)
Endo Pharmaceuticals Holdings Inc.(b)		530,000	12,555,700
Forest Laboratories, Inc.(b)		350,000	10,976,000
Johnson & Johnson		165,000	10,758,000
Pfizer Inc.		535,000	9,175,250

			43,464,950
Road & Rail (3.9%)
Werner Enterprises, Inc.		485,000	11,237,450
Kansas City Southern(b)		295,000	10,670,150

			21,907,600
Semiconductors (6.9%)
ATMI, Inc.(b)		682,700	13,182,937
MEMC Electronic Materials, Inc.(b)		843,100	12,924,723
Micrel, Inc.		1,160,000	12,365,600

			38,473,260

TOTAL COMMON STOCKS (Cost $460,402,359)			$542,274,135

SHORT-TERM INVESTMENTS 2.6%	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (2.6%)
Wells Fargo (Grand Cayman)(c)	0.030%	$14,749,315	$14,749,315

TOTAL SHORT-TERM INVESTMENTS (Cost $14,749,315)			$14,749,315

TOTAL INVESTMENTS - (99.7%) (Cost $475,151,674)			557,023,450
OTHER ASSETS AND LIABILITIES, NET - (0.3%)			1,623,768

TOTAL NET ASSETS - (100.0%)			$558,647,218

(a)	Foreign-denominated security
(b)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(c)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2010.

Common Abbreviations:

(ADR) American Depositary Receipt.

(CAD) Canadian issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

See Notes to Quarterly Schedule of Investments.

VALUE PLUS FUND - SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

COMMON STOCKS (96.9%)	SHARES	VALUE
Aerospace & Defense (1.8%)
Triumph Group, Inc.	249,588	$17,493,623
Auto Components (1.4%)
Superior Industries International, Inc.	850,000	13,668,000
Capital Markets (1.6%)
BGC Partners, Inc., (Class A)	2,500,000	15,275,000
Chemicals (4.2%)
Sensient Technologies Corp.	900,000	26,154,000
American Vanguard Corp.(a)	1,800,000	14,670,000

		40,824,000
Commercial Banks (8.1%)
Umpqua Holdings Corp.	1,000,000	13,260,000
Old National Bancorp	1,000,000	11,950,000
Sterling Bancshares, Inc.	2,000,000	11,160,000
Glacier Bancorp, Inc.	700,000	10,661,000
StellarOne Corp.	750,000	10,027,500
Renasant Corp.	600,000	9,708,000
TriCo Bancshares	450,000	8,955,000
Centerstate Banks, Inc.	325,000	3,981,250

		79,702,750
Diversified Financial Services (1.2%)
Asset Acceptance Capital Corp.(a)(b)	1,839,500	11,607,245
Electrical Equipment (0.8%)
Encore Wire Corp.	400,000	8,320,000
Electronic Equipment & Instruments (6.2%)
Park Electrochemical Corp.	850,000	24,429,000
AVX Corp.	1,250,000	17,750,000
CTS Corp.	1,100,000	10,362,000
Electro Rent Corporation	600,000	7,878,000

		60,419,000
Energy Equipment & Services (5.7%)
Patterson-UTI Energy, Inc.	2,000,000	27,940,000
Unit Corp.(b)	650,000	27,482,000

		55,422,000
Food & Staples Retailing (1.3%)
Weis Markets, Inc.	350,000	12,726,000
Health Care Equipment & Supplies (17.2%)
CONMED Corp.(b)	1,250,000	29,762,500
Invacare Corp.	1,040,000	27,601,600
Hill-Rom Holdings, Inc.	1,000,000	27,210,000
Teleflex, Inc.	400,000	25,628,000
STERIS Corp.	700,000	23,562,000
Analogic Corp.	535,000	22,860,550
The Cooper Companies, Inc.	300,000	11,664,000

		168,288,650
Health Care Providers & Services (6.7%)
Chemed Corp.	600,000	32,628,000
Omnicare, Inc.	1,150,000	32,533,500

		65,161,500
Health Care Technology (1.0%)
Omnicell, Inc.(b)	734,500	10,305,035
Insurance (6.0%)
Horace Mann Educators Corp.	900,000	13,554,000
Arthur J. Gallagher & Co.	400,000	9,820,000
HCC Insurance Holdings, Inc.	350,000	9,660,000
State Auto Financial Corp.	525,000	9,423,750
The Hanover Insurance Group, Inc.	200,000	8,722,000
Brown & Brown, Inc.	400,000	7,168,000

		58,347,750
Machinery (7.3%)
Pall Corp.	650,000	26,318,500
FreightCar America, Inc.(a)	725,000	17,516,000
Robbins & Myers, Inc.	650,000	15,483,000
Federal Signal Corp.	1,350,000	12,163,500

		71,481,000

Media (0.9%)
Meredith Corporation		250,000	8,602,500
Metals & Mining (2.3%)
Kaiser Aluminum Corp.		500,000	19,285,000
Brush Engineered Materials, Inc.(b)		164,548	3,713,849

			22,998,849
Multiline Retail (0.7%)
Fred’s, Inc., (Class A)		600,000	7,188,000
Oil, Gas & Consumable Fuels (8.9%)
St. Mary Land & Exploration Co.		825,000	28,718,250
Cimarex Energy Co.		400,000	23,752,000
Overseas Shipholding Group, Inc.		600,000	23,538,000
Frontier Oil Corp.		801,200	10,816,200

			86,824,450
Professional Services (3.8%)
Navigant Consulting, Inc.(b)		1,700,000	20,621,000
CDI Corp.		800,000	11,728,000
Heidrick & Struggles International, Inc.		175,000	4,905,250

			37,254,250
Semiconductors (3.3%)
Micrel, Inc.		2,250,000	23,985,000
Actel Corp.(b)		637,700	8,832,145

			32,817,145
Specialty Retail (1.2%)
The Finish Line, Inc.		700,000	11,424,000
Thrifts & Mortgage Finance (3.8%)
Berkshire Hills Bancorp, Inc.(a)		750,000	13,747,500
First Niagara Financial Group, Inc.		950,000	13,509,000
Provident Financial Services, Inc.		850,000	10,115,000

			37,371,500
Trading Companies & Distributors (1.5%)
GATX Corp.		500,000	14,325,000

TOTAL COMMON STOCKS (Cost $859,676,817)			$947,847,247

SHORT-TERM INVESTMENTS 3.3%	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (3.3%)
Wells Fargo (Grand Cayman)(c)	0.030%	$32,348,765	$32,348,765

TOTAL SHORT-TERM INVESTMENTS (Cost $32,348,765)			$32,348,765

TOTAL INVESTMENTS - (100.2%) (Cost $892,025,582)			980,196,012
OTHER ASSETS AND LIABILITIES, NET - (-0.2%)			(1,538,882)

TOTAL NET ASSETS - (100.0%)			$978,657,130

(a)	Affiliated company. See Note 5 in Notes to Quarterly Schedule of Investments.
(b)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(c)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2010.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

See Notes to Quarterly Schedule of Investments.

VALUE FUND - SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

COMMON STOCKS (99.1%)	SHARES	VALUE
Aerospace & Defense (1.7%)
Spirit Aerosystems Holdings, Inc.(a)(b)	700,000	$16,366,000
Herley Industries, Inc.(a)	332,719	4,877,661

		21,243,661
Airlines (0.4%)
JetBlue Airways Corp.(a)	1,000,000	5,580,000
Auto Components (0.5%)
Tongxin International, Ltd.(a)(c)	900,000	6,795,000
Biotechnology (0.3%)
Sangamo Biosciences, Inc.(a)	800,000	4,336,000
Building Products (0.2%)
Maezawa Kasei Industries Co., Ltd. (JPY)(d)	200,000	2,000,214
Capital Markets (1.3%)
SWS Group, Inc.	500,000	5,765,000
FirstCity Financial Corp.(a)(c)(e)	785,000	5,495,000
BGC Partners, Inc. (Class A)	750,000	4,582,500

		15,842,500
Chemicals (1.8%)
Chemtura Corp.(a)	7,000,000	9,590,000
American Vanguard Corp.	690,481	5,627,420
Omnova Solutions, Inc.(a)	600,000	4,710,000
Hanfeng Evergreen, Inc. (CAD)(a)(d)	250,000	1,922,414

		21,849,834
Commercial Banks (0.9%)
Umpqua Holdings Corp.(b)	402,369	5,335,413
Pacific Continental Corp.	250,000	2,625,000
Hawthorn Bancshares, Inc.(e)	129,304	1,558,113
Eastern Virginia Bankshares, Inc.	182,000	1,374,100

		10,892,626
Commercial Services & Supplies (1.5%)
Perma-Fix Environmental Services, Inc.(a)(c)	3,237,000	7,250,880
Intersections, Inc.(a)(c)(e)	1,500,000	6,210,000
TRC Cos., Inc.(a)(c)(e)	1,750,000	5,127,500

		18,588,380
Communications Equipment (7.1%)
InterDigital, Inc.(a)	1,750,000	48,755,000
Extreme Networks, Inc.(a)	3,500,000	10,745,000
Westell Technologies, Inc.(a)(c)	4,800,000	6,816,000
EMS Technologies, Inc.(a)	400,000	6,640,000
PC-Tel, Inc.(a)	670,000	4,140,600
Lantronix, Inc.(a)(c)(e)	977,557	3,797,613
Cogo Group, Inc.(a)	500,000	3,495,000
EF Johnson Technologies, Inc.(a)(c)	2,500,000	2,330,750
Hemisphere GPS, Inc. (CAD)(a)(d)	2,000,000	1,693,497

		88,413,460
Computers & Peripherals (0.1%)
Concurrent Computer Corp.(a)	250,000	1,437,500
Construction & Engineering (0.4%)
Northwest Pipe Co.(a)	205,000	4,479,250
Diversified Financial Services (2.3%)
Encore Capital Group, Inc.(a)(c)	1,220,850	20,082,983
Asset Acceptance Capital Corp.(a)	750,000	4,732,500
Collection House, Ltd. (AUD)(d)(e)	4,620,000	3,349,239

		28,164,722
Electric Utilities (0.4%)
PNM Resources, Inc.	400,000	5,012,000
Electrical Equipment (2.5%)
FuelCell Energy, Inc.(a)	3,759,847	10,602,768
Hollysys Automation Technologies, Ltd.(a)	500,000	5,755,000
Magnetek, Inc.(a)(c)	3,000,000	4,950,000
Jinpan International, Ltd.	200,000	4,160,000
C&D Technologies, Inc.(a)(c)	2,000,000	3,200,000
Orion Energy Systems, Inc.(a)	500,000	2,450,000

		31,117,768
Electronic Equipment & Instruments (2.3%)
Richardson Electronics, Ltd.(c)	1,400,000	11,130,000
RCG Holdings, Ltd. (GBP)(a)(d)	4,454,909	5,070,233

China Security & Surveillance Technology, Inc.(a)	500,000	3,845,000
Wireless Ronin Technologies, Inc.(a)(c)	1,366,000	3,415,000
MOCON, Inc.	250,000	2,667,500
O.I. Corp.(c)	245,900	2,176,215

		28,303,948
Energy Equipment & Services (4.1%)
Unit Corp.(a)(b)	500,000	21,140,000
Newpark Resources, Inc.(a)	2,260,500	11,867,625
China Natural Gas, Inc.(a)	1,030,800	10,112,148
Salamander Energy PLC (GBP)(a)(d)	1,000,000	4,018,331
Basic Energy Services, Inc.(a)	500,000	3,855,000

		50,993,104
Food Products (3.2%)
Zhongpin, Inc.(a)	750,000	9,525,000
Agria Corp. (ADR)(a)(c)	4,000,000	9,360,000
Riken Vitamin Co., Ltd. (JPY)(d)(e)	215,800	5,611,400
The Inventure Group, Inc.(a)(c)	1,900,622	5,454,785
Hanover Foods Corp. (Class A)(e)	49,250	5,017,590
Seneca Foods Corp.(a)	100,000	2,912,000
HQ Sustainable Maritime Industries, Inc.(a)	250,000	1,500,000

		39,380,775
Health Care Equipment & Supplies (12.9%)
Analogic Corp.(c)	950,000	40,593,500
Accuray, Inc.(a)(c)	4,100,000	24,969,000
STERIS Corp.(b)	550,000	18,513,000
STAAR Surgical Co.(a)(c)	3,100,000	11,842,000
The Cooper Companies, Inc.	250,000	9,720,000
CONMED Corp.(a)	400,000	9,524,000
Invacare Corp.	300,000	7,962,000
Trinity Biotech Plc (ADR)(a)(c)	1,400,000	7,658,000
Nissui Pharmaceutical Co., Ltd. (JPY)(d)(e)	938,000	7,043,277
Fukuda Denshi Co., Ltd. (JPY)(d)	300,000	6,931,222
Osteotech, Inc.(a)(c)	1,502,326	5,889,118
National Dentex Corp.(a)(c)(e)	524,682	5,141,884
Digirad Corp.(a)(c)	1,800,000	3,690,000

		159,477,001
Health Care Providers & Services (8.2%)
Omnicare, Inc.	700,000	19,803,000
BioScrip, Inc.(a)(c)	2,000,500	15,963,990
The Ensign Group, Inc.	750,000	12,997,500
America Service Group, Inc.(c)	700,000	11,263,000
Chemed Corp.(b)	200,000	10,876,000
Virtual Radiologic Corp.(a)	750,100	8,251,100
PDI, Inc.(a)(c)	1,096,323	8,244,349
Hooper Holmes, Inc.(a)(c)(e)	6,500,000	5,655,000
Animal Health International, Inc.(a)(c)	2,300,000	4,347,000
Addus HomeCare Corp.(a)	300,000	1,812,000
SRI/Surgical Express, Inc.(a)(c)(e)	560,000	1,797,600
Medical Staffing Network Holdings, Inc.(a)	1,239,500	173,530

		101,184,069
Household Durables (0.2%)
Kid Brands, Inc.(a)	165,720	1,433,478
Flexsteel Industries, Inc.	90,160	1,225,274

		2,658,752
Household Products (0.9%)
Oil-Dri Corp. of America(c)	562,500	10,861,875
Insurance (1.3%)
Presidential Life Corp.	1,000,000	9,970,000
State Auto Financial Corp.	264,000	4,738,800
Meadowbrook Insurance Group, Inc.	250,000	1,975,000

		16,683,800
IT Services (3.8%)
Computer Task Group, Inc.(a)(c)	1,500,000	10,875,000
Dynamics Research Corp.(a)(c)	800,000	9,016,000
Tier Technologies, Inc., (Class B)(a)(c)	950,000	7,562,000
TechTeam Global, Inc.(a)(c)(e)	1,042,600	7,058,402
StarTek, Inc.(a)(c)	900,000	6,255,000
Forrester Research, Inc.(a)	150,000	4,510,500
Analysts International Corp.(a)(c)	473,000	1,281,830

		46,558,732
Life Sciences Tools & Services (0.9%)
Cambrex Corp.(a)	1,400,000	5,670,000
MEDTOX Scientific, Inc.(a)	400,000	4,100,000
BioClinica, Inc.(a)	234,900	1,045,305
CNS Response, Inc.(a)(e)	1,800,000	540,000

		11,355,305
Machinery (7.5%)
Federal Signal Corp.(c)	3,800,000	34,238,000

Force Protection, Inc.(a)(b)(c)	5,000,000	30,100,000
Flanders Corp.(a)(c)	2,291,685	8,708,403
Pall Corp.	200,000	8,098,000
MFRI, Inc.(a)(c)	576,000	3,847,680
Met-Pro Corp.	366,781	3,590,786
Supreme Industries, Inc.(a)(c)(e)	1,150,000	3,036,000
Lydall, Inc.(a)	200,000	1,570,000

		93,188,869
Marine (0.4%)
TBS International, Ltd.(a)	700,000	5,110,000
Media (0.9%)
Horipro, Inc. (JPY)(d)(e)	601,900	4,506,685
SearchMedia Holdings, Ltd.(a)(c)	872,775	4,110,771
Saga Communications, Inc.(a)	106,400	2,391,872

		11,009,328
Metals & Mining (5.4%)
Gammon Gold, Inc. (CAD)(a)(d)	3,500,000	25,052,922
First Majestic Silver Corp. (CAD)(a)(d)	3,000,000	9,333,924
Golden Star Resources, Ltd.(a)	2,000,000	7,740,000
PolyMet Mining Corp. (CAD)(a)(d)	3,500,000	7,719,195
Nautilus Minerals, Inc. (CAD)(a)(d)	3,161,300	5,882,791
Crocodile Gold Corp. (CAD)(a)(d)	2,000,000	3,308,226
U.S. Silver Corp. (CAD)(a)(c)(d)	18,960,000	3,080,195
Energold Drilling Corp. (CAD)(a)(d)	1,000,000	2,510,708
Midway Gold Corp. (CAD)(a)(d)	2,135,000	1,387,387
North American Tungsten Corp. (CAD)(a)(d)	5,050,700	1,069,168

		67,084,516
Multiline Retail (1.4%)
Fred’s, Inc. (Class A)	1,000,000	11,980,000
Duckwall-ALCO Stores, Inc.(a)(c)(e)	380,400	5,511,996

		17,491,996
Oil, Gas & Consumable Fuels (8.0%)
Sherritt International Corp. (CAD)(d)	3,000,000	23,807,414
Swift Energy Co.(a)(b)	750,000	23,055,000
Forest Oil Corp.(a)	650,000	16,783,000
Clayton Williams Energy, Inc.(a)	380,209	13,299,711
Bill Barrett Corp.(a)	300,000	9,213,000
China Integrated Energy, Inc.(a)	750,000	7,860,000
Overseas Shipholding Group, Inc.	75,000	2,942,250
Fairborne Energy, Ltd. (CAD)(a)(d)	500,000	1,875,646

		98,836,021
Pharmaceuticals (4.4%)
Questcor Pharmaceuticals, Inc.(a)	2,000,000	16,460,000
Endo Pharmaceuticals Holdings, Inc.(a)	400,000	9,476,000
Fuji Pharmaceutical Co., Ltd. (JPY)(d)(e)	455,300	7,874,854
Cangene Corp. (CAD)(a)(d)	1,650,000	6,985,674
Caraco Pharmaceutical Laboratories, Ltd.(a)	1,100,000	6,589,000
ASKA Pharmaceutical Co., Ltd. (JPY)(d)	500,000	3,385,389
China Biologic Products, Inc.(a)	200,000	2,206,000
Discovery Laboratories, Inc.(a)	4,086,190	2,124,819

		55,101,736
Professional Services (2.9%)
Navigant Consulting, Inc.(a)	1,000,000	12,130,000
Hudson Highland Group, Inc.(a)(c)	1,800,000	7,920,000
LECG Corp.(a)(c)(e)	2,299,000	6,851,020
Barrett Business Services, Inc.	400,000	5,424,000
RCM Technologies, Inc.(a)(c)	1,000,000	3,150,000

		35,475,020
Real Estate (0.5%)
Camargo Correa Desenvolvimento Imobiliario SA (BRL)(d)	2,000,000	6,073,045
Road & Rail (0.5%)
Marten Transport, Ltd.(a)	300,000	5,913,000
Semiconductors (1.7%)
Micrel, Inc.	1,250,000	13,325,000
Actel Corp.(a)	600,000	8,310,000

		21,635,000
Software (0.9%)
ePlus, Inc.(a)	400,000	7,020,000
CDC Software Corp. (ADR)(a)(c)	401,000	4,603,480

		11,623,480
Specialty Retail (1.9%)
Brown Shoe Co., Inc.	800,000	12,384,000
Shoe Carnival, Inc.(a)	400,000	9,144,000
The Forzani Group, Ltd. (CAD)(d)	114,900	1,617,752

		23,145,752

Textiles, Apparel & Luxury Goods (0.8%)
Lakeland Industries, Inc.(a)(c)(e)		510,000	4,335,000
LaCrosse Footwear, Inc.		220,957	3,391,690
Hampshire Group, Ltd.(a)(c)(e)		519,000	2,179,800

			9,906,490
Thrifts & Mortgage Finance (0.6%)
BofI Holding, Inc.(a)		268,553	3,740,944
HF Financial Corp.		325,000	3,282,500

			7,023,444
Water Utilities (2.1%)
Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)		700,000	25,760,000
Cascal NV		100,000	729,000

			26,489,000

TOTAL COMMON STOCKS (Cost $1,186,033,876)			$1,228,316,973

WARRANTS (0.0%)(f)
Electrical Equipment (0.0%)
ZBB Energy Corp.(c)(g)		208,333	0
Life Sciences Tools & Services (0.0%)
CNS Response, Inc.(g)		540,000	0
Metals & Mining (0.0%)(f)
Polymet Mining Corp. - A Warrants (CAD)(d)(g)		500,000	0
Polymet Mining Corp. - B Warrants (CAD)(d)(g)		500,000	0
U.S. Silver Corp. (CAD)(c)(d)		1,980,000	253,434

TOTAL WARRANTS (Cost $–)			$253,434

SHORT-TERM INVESTMENTS 1.3%	INTEREST RATE	PAR AMOUNT	VALUE
Time Deposits (1.3%)
Wells Fargo (Grand Cayman)(h)	0.030%	$15,780,191	$15,780,191

TOTAL SHORT-TERM INVESTMENTS (Cost $15,780,191)			$15,780,191

TOTAL INVESTMENTS - (100.4%) (Cost $1,201,814,067)			1,244,350,598
OTHER ASSETS AND LIABILITIES, NET - (-0.4%)			(5,148,300)

TOTAL NET ASSETS - (100.0%)			$1,239,202,298

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	All or a portion of the security is pledged as collateral on written options. See note 2 in Notes to Quarterly Schedule of Investments.
(c)	Affiliated company. See Note 5 in Notes to Quarterly Schedule of Investments.
(d)	Foreign-denominated security.
(e)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Quarterly Schedule of Investments.
(f)	Less than 0.05% of total net assets.
(g)	Valued at fair value using methods determined by the Board of Directors. See note 2 in Notes to Quarterly Schedule of Investments.
(h)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of March 31, 2010.

Common Abbreviations:

(ADR) American Depositary Receipt.

(AUD) Australian issuer.

(BRL) Brazil issuer.

(CAD) Canadian issuer.

(GBP) Bermuda issuer denominated in Great Britain Pounds.

(GBP) Great Britain issuer.

(JPY) Japanese issuer.

Industry and sector classifications for each security held are generally determined by referencing the Global Industry Classification Standard Codes (GICS) developed by Standard & Poor’s and Morgan Stanley Capital International.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS

March 31, 2010 (Unaudited)

(1) Organization

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Value Plus Fund and Value Fund (collectively, the “Funds”; 100,000,000, 100,000,000, and 150,000,000 shares authorized respectively), each of which is a diversified fund, are issued by the Corporation. The Funds offer Investor Class and Institutional Class shares. The Institutional Class commenced operations on May 1, 2008.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with their vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2) Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, sales price on the Composite Market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange or using methods determined by the Board of Directors. Debt securities are stated at fair value as furnished by an independent pricing service based upon modeling techniques utilizing information concerning market transactions and dealer quotations for similar securities or by dealers who make markets in such securities. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Directors. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments. At March 31, 2010, four securities, representing 0.00% of the Value Fund’s net assets were valued at their fair value using methods determined by the Board of Directors.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method.

(d)	Each Fund may enter into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by the Fund as unrealized gains or losses. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. There were no open futures positions at March 31, 2010.

(e)	The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may use options to hedge against anticipated declines in the market value of portfolio securities, increases in the market value of securities it intends to purchase and protect against exposure to interest rate changes. Each Fund may also use options to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believed to be possible through direct investment. The use of options for hedging purposes involves certain risks and may result in a loss if changes in the value of the option move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

The Funds may write covered call/put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds had the following transactions in written covered call options during the period ended March 31, 2010:

	SELECT VALUE FUND
	NUMBER OF CONTRACTS	PREMIUMS
Balance at December 31, 2009	11,483	$472,056
Options written	1,280	66,559
Options expired	(9,763)	(151,895)
Options closed
Options exercised	(3,000)	(386,720)

Balance at March 31, 2010	—	$—

	VALUE FUND
	NUMBER OF CONTRACTS	PREMIUMS
Balance at December 31, 2009	27,000	$1,172,539
Options written	76,778	3,519,201
Options expired	(50,250)	(2,285,020)
Options closed	(2,000)	(203,997)
Options exercised	(9,395)	(414,949)

Balance at March 31, 2010	42,133	$1,787,774

VALUE FUND	NUMBER OF CONTRACTS	VALUE
Chemed Corp., $60.00, 06/19/10 (Covered Call)	2,000	$200,000
Force Protection, Inc., $7.50, 06/19/10 (Covered Call)	20,000	500,000
Spirit Aerosystems, $22.50, 07/17/10 (Covered Call)	2,000	480,000
Spirit Aerosystems, $25.00, 07/17/10 (Covered Call)	5,000	525,000
STERIS Corp., $35.00, 05/22/10 (Covered Call)	3,000	330,000
Swift Energy, $35.00, 05/22/10 (Covered Call)	4,000	300,000
Umpqua Holdings Corp., $12.50, 04/17/10 (Covered Call)	3,633	363,300
Unit Corp., $50.00, 06/19/10 (Covered Call)	2,500	137,500

	42,133	$2,835,800

(g)	At March 31, 2010, 7.87% of the Value Fund’s net assets were illiquid as defined pursuant to guidelines established by the Board of Directors of the Corporation.

(h)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Directors. Not all restricted securities are considered to be illiquid. The Funds did not hold any restricted securities at March 31, 2010.

(i)	The Statement of Investments were prepared in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule of Investments. Actual results could differ from those estimates.

(3) Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued “Fair Value Measurements and Disclosures” (“Fair Value Statement” or “ASC 820.10.5,” formerly “FAS 157”) effective for fiscal years beginning after November 15, 2007. The Fair Value Statement defines fair value, establishes a framework for measuring fair value in GAAP. The Fund adopted the Fair Value Statement as of the beginning of its fiscal year on January 1, 2008. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets.

•

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.). Includes short term investments in time deposits, treasury bills and warrants held by the Funds.

•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2010:

	LEVEL 1		LEVEL 2		LEVEL 3
	Quoted Prices		Other Significant Observable Inputs		Significant Unobservable Inputs		Total
Fund Name**	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*	Investments in Securities	Other Financial Investments*
Select Value Fund
Common Stocks	$ 542,274,135	$—	$—	$—	$—	$—	$542,274,135	$—
Short-Term Investments	—	—	14,749,315	—	—	—	14,749,315	—
Value Plus Fund
Common Stocks	947,847,247	—	—	—	—	—	947,847,247	—
Short-Term Investments	—	—	32,348,765	—	—	—	32,348,765	—
Value Fund
Common Stocks	1,228,316,973	—	—	—	—	—	1,228,316,973	—
Warrants	253,434		—	—	—	—	253,434	—
Short-Term Investments	—	—	15,780,191	—	—	—	15,780,191	—
Options Written	—	(2,835,800)	—	—	—	—	—	(2,835,800)

*	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls, covered puts and futures, which are valued at the unrealized appreciation/(depreciation).
**	For detailed industry descriptions, see the accompanying Schedule of Investments.

(4) Investment Transactions and Income Tax Basis Information

During the three-month period ended March 31, 2010, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government securities.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
Select Value Fund	$121,827,575	$47,294,987
Value Plus Fund	150,990,295	105,372,313
Value Fund	115,525,138	80,481,648

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED DEPRECIATION ON INVESTMENTS
Select Value Fund	$475,335,510	$100,228,644	$(18,540,704)	$81,687,940
Value Plus Fund	892,958,895	149,924,829	(62,687,712)	87,237,117
Value Fund	1,202,985,138	275,783,796	(234,418,336)	41,365,460

(5) Transactions with Affiliates

The following investments are in companies deemed “affiliated” (as defined in Section (2)(a)(3) of the Investment Company Act of 1940) with the Value and Value Plus Funds; that is, the Funds held 5% or more of the companies’ outstanding voting securities at anytime during the three-month period ended March 31, 2010:

Heartland Value Fund

As of March 31, 2010

SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2010	PURCHASES	SALES/ SPLITS	SHARE BALANCE AT MARCH 31, 2010	DIVIDENDS	REALIZED GAINS (LOSSES)
Accuray, Inc.	4,000,000	100,000	—	4,100,000	$—	$—
Agria Corp.	4,000,000	—	—	4,000,000	—	—
America Service Group, Inc.	700,000	—	—	700,000	42,000	—
Analogic Corp.	950,000	—	—	950,000	95,000	—
Analysts International Corp.	2,365,000	—	1,892,000	473,000	—	—
Animal Health International, Inc.	2,300,000	—	—	2,300,000	—	—
BioScrip, Inc.	3,500,000	—	1,499,500	2,000,500	—	4,623,497
C&D Technologies, Inc.	2,000,000	—	—	2,000,000	—	—
CDC Software Corp.	401,000	—	—	401,000	—	—
Computer Task Group, Inc.	1,500,000	—	—	1,500,000	—	—
Digirad Corp.	1,800,000	—	—	1,800,000	—	—
Duckwall-ALCO Stores, Inc.	380,400	—	—	380,400	—	—
Dynamics Research Corp.	791,047	8,953	—	800,000	—	—
EF Johnson Technologies, Inc.(a)	2,500,000	—	—	2,500,000	—	—
Encore Capital Group, Inc.	1,250,000	—	29,150	1,220,850	—	163,948
Federal Signal Corp.	2,069,375	1,730,625	—	3,800,000	228,000	—
FirstCity Financial Corp.	785,000	—	—	785,000	—	—
Flanders Corp.	1,501,663	790,022	—	2,291,685	—	—
Force Protection, Inc.	5,000,000	—	—	5,000,000	—	—
Hampshire Group, Ltd.	519,000	—	—	519,000	—	—
Hooper Holmes, Inc.	6,500,000	—	—	6,500,000	—	—
Hudson Highland Group, Inc.	1,500,000	300,000	—	1,800,000	—	—
Intersections, Inc.	1,500,000	—	—	1,500,000	—	—
The Inventure Group, Inc.	1,900,622	—	—	1,900,622	—	—
Lakeland Industries, Inc.	510,000	—	—	510,000	—	—
Lantronix, Inc.	960,309	17,248	—	977,557	—	—
LECG Corp.	2,060,000	239,000	—	2,299,000	—	—
Magnetek, Inc.	3,000,000	—	—	3,000,000	—	—
MFRI, Inc.	576,000	—	—	576,000	—	—
National Dentex Corp.	524,682	—	—	524,682	—	—
O.I. Corp.	245,900	—	—	245,900	12,295	—
Oil-Dri Corp. of America	562,500	—	—	562,500	84,375	—
Osteotech, Inc.	1,502,326	—	—	1,502,326	—	—
PDI, Inc.	1,096,323	—	—	1,096,323	—	—
Perma-Fix Environmental Services, Inc.	3,237,000	—	—	3,237,000	—	—
Portec Rail Products, Inc.	700,000	—	700,000	—	—	1,239,582
RCM Technologies, Inc.	1,000,000	—	—	1,000,000	—	—
Richardson Electronics, Ltd.	1,400,000	—	—	1,400,000	28,000	—
SearchMedia Holdings, Ltd.	750,000	122,775	—	872,775	—	—
SRI/Surgical Express, Inc.	560,000	—	—	560,000	—	—
STAAR Surgical Co.	3,100,000	—	—	3,100,000	—	—
StarTek, Inc.	894,500	5,500	—	900,000	—	—
Supreme Industries, Inc.	1,035,000	115,000	—	1,150,000	—	—
TechTeam Global, Inc.	1,042,600	—	—	1,042,600	—	—
Tier Technologies, Inc.	950,000	—	—	950,000	—	—
Tongxin International, Ltd.	900,000	—	—	900,000	—	—
Trinity Biotech Plc (ADR)	1,400,000	—	—	1,400,000	—	—
TRC Cos., Inc.	1,750,000	—	—	1,750,000	—	—
U.S. Silver Corp. (CAD)	18,960,000	—	—	18,960,000	—	—
U.S. Silver Corp. (Warrants) (CAD)	1,980,000	—	—	1,980,000	—	—
Westell Technologies, Inc.	4,800,000	—	—	4,800,000	—	—
Wireless Ronin Technologies, Inc.	1,380,000	—	14,000	1,366,000	—	(92,183)
ZBB Energy Corp.	1,041,667	—	1,041,667	—	—	8,145
ZBB Energy Corp. (Warrants)	208,333	—	—	208,333	—	—

					$489,670	$5,942,989

(a)	Formerly EFJ, Inc.

Heartland Value Plus Fund

As of March 31, 2010

SECURITY NAME	SHARE BALANCE AT JANUARY 1, 2010	PURCHASES	SALES	SHARE BALANCE AT MARCH 31, 2010	DIVIDENDS	REALIZED GAINS (LOSSES)
American Vanguard Corp.	1,500,000	300,000	—	1,800,000	$18,000	$—
Asset Acceptance Capital	1,650,000	189,500	—	1,839,500	—	—
Berkshire Hills Bancorp, Inc.	475,000	275,000	—	750,000	120,000	—
FreightCar America, Inc.	700,000	25,000	—	725,000	42,000	—

					$180,000	$—

Item 2.	Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heartland Group, Inc.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David C. Fondrie
David C. Fondrie, Chief Executive Officer

Date May 28, 2010

By (Signature and Title)	/s/ Katherine M. Jaworski
Katherine M. Jaworski, Treasurer and Principal Accounting Officer

Date May 28, 2010